BASIS OF PRESENTATION AND GOING CONCERN UNCERTAINTY (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 28, 2013 MethylGene
Basis of presentation
Ratio of reverse split of the common shares		50
Exercisable ratio of outstanding options and warrants		50
Cash, cash equivalents, marketable securities and restricted cash	$ 20.6
Decrease in cash, cash equivalents and marketable securities	16.7
Negative cash flow per month resulting from decrease in cash, cash equivalents and marketable securities	2.8
Non-recurring costs associated with previously described Arrangement, listing on the NASDAQ Capital Market and recent management changes	2.6
Non-recurring costs related to Arrangement and NASDAQ listing	1.4
Decrease in cash, cash equivalents and marketable securities, excluding non-recurring costs	14.1
Negative cash flow per month resulting from decrease in cash, cash equivalents and marketable securities, excluding non-recurring costs	$ 2.4